united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/15

Item 1. Reports to Stockholders.

altegris TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

June 30, 2015

Altegris Fixed Income Long Short Fund

A Series of Northern Lights Fund Trust

Semi-Annual Report

Class A (FXDAX)
Class C (FXDCX)
Class I (FXDIX)
Class N (FXDNX)

ADVISED BY

SUB-ADVISED BY

888.524.9441

www.altegris.com/mutualfunds

Altegris Fixed Income Long Short Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2015

The Fund’s performance figures* since inception and for the periods ended June 30, 2015, compared to its benchmark:

			Annualized
			Since Inception	Since Inception
	Six Months	One Year	February 28, 2013	February 26, 2014
Altegris Fixed Income Long Short Fund - Class A	1.89%	1.43%	4.64%	N/A
Altegris Fixed Income Long Short Fund - Class A with load **	(2.96)%	(4.44)%	2.01%	N/A
Altegris Fixed Income Long Short Fund - Class C	1.56%	0.72%	N/A	2.63%
Altegris Fixed Income Long Short Fund - Class I	2.01%	1.65%	4.87%	N/A
Altegris Fixed Income Long Short Fund - Class N	1.89%	1.43%	4.60%	N/A
HFRX Fixed Income - Credit Index ***	1.10%	(3.95)%	1.69%	(2.25)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expense ratios before waiver, per the Fund’s prospectus dated April 30, 2015, are 2.61%, 3.45%, 2.39% and 2.64% for Class A, Class C, Class I and Class N shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% imposed on purchases. All share classes are subject to a redemption fee of 1.00% of the amount redeemed if sold within 30 days of purchase. For performance information current to the most recent month-end, please call 1-888-524-9441.

**	Class A with load total return is calculated using the maximum sales charge of 4.75%. Prior to September 1, 2014, the maximum sales charge was 5.75%.

***	HFRX Fixed Income - Credit Index: Includes strategies with exposure to credit across a broad continuum of credit sub-strategies, including corporate, sovereign, distressed, convertible, asset backed, capital structure arbitrage, multi-strategy and other relative value and event driven sub-strategies. The index includes funds that have at least $50 million under management and a 24-month track record (typical). Investors cannot invest directly in an index.

Top Ten Holdings by Sector	% of Net Assets
U.S. Government Agency	30.2%
Asset Backed Securities	15.0%
Internet	8.2%
Telecommunications	7.8%
Diversified Finance Services	4.7%
Commercial Services	4.2%
Software	4.0%
Agriculture	3.4%
Whole Loan Collateral	3.1%
Energy - Alternate Sources	3.0%
Other Assets	16.4%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2015

Principal
Amount ($)		Yield (%)	Maturity	Value
	BONDS & NOTES - 29.0%
	AGRICULTURE - 1.5%
3,449,000	Vector Group Ltd. (a)	7.7500	2/15/2021	$3,690,430

	AUTO PARTS & EQUIPMENT - 0.7%
1,750,000	Titan International, Inc	6.8750	10/1/2020	1,607,813

	BANKS - 0.6%
1,100,000	Lloyds TSB Bank PLC (a,b,c)	12.0000	Perpetual	1,573,000

	BEVERAGES - 0.5%
1,330,000	Beverages & More, Inc. (b)	10.0000	11/15/2018	1,323,350

	CHEMICALS - 1.1%
1,250,000	Cornerstone Chemical Co. (a,b)	9.3750	3/15/2018	1,312,500
500,000	Cornerstone Chemical Co. (a)	9.3750	3/15/2018	525,000
750,000	HIG BBC Intermediate Holdings LLC / HIG BBC Holdings Corp. (c,d)	10.5000	9/15/2018	741,562
				2,579,062
	COMMERCIAL SERVICES - 2.4%
2,000,000	Constellis Holdings LLC / Constellis Finance Corp. (b)	9.7500	5/15/2020	1,930,000
1,994,000	Global Cash Access, Inc. (b)	10.0000	1/15/2022	1,889,315
1,967,000	Lansing Trade Group LLC / Lansing Finance Co., Inc. (a,b)	9.2500	2/15/2019	1,922,743
				5,742,058
	DIVERSIFIED FINANCIAL SERVICES - 1.5%
3,000,000	ILFC E- Capital Trust II (b,c)	6.2500	12/21/2065	2,940,000
6,000,000	Lehman Brothers Holdings, Inc	6.8750	5/2/2018	690,000
				3,630,000
	ELECTRONICS - 0.6%
1,625,000	Interface Master Holdings, Inc. (b,d)	12.5000	8/1/2018	1,543,750

	ENGINEERING & CONSTRUCTION - 0.7%
1,650,000	Michael Baker International LLC / CDL Acquisition Co., Inc. (b)	8.2500	10/15/2018	1,596,375

	ENTERTAINMENT - 1.1%
2,585,000	International Game Technology	7.5000	6/15/2019	2,753,025

	ENVIRONMENTAL CONTROL - 0.8%
2,250,000	Tervita Corp. (b)	8.0000	11/15/2018	2,047,500

	HOLDING COMPANY - DIVERSIFIED - 0.4%
915,000	Horizon Pharma Financing, Inc. (b)	6.6250	5/1/2023	953,887

	INTERNET - 0.8%
2,000,000	Blue Coat Holdings, Inc. (b)	8.3750	6/1/2023	2,035,000

	INVESTMENT FIRMS - 1.5%
3,500,000	Covenant Surgical Partners, Inc. (b)	8.7500	8/1/2019	3,547,250

	IRON / STEEL - 0.9%
2,054,000	Optima Specialty Steel, Inc. (b)	12.5000	12/15/2016	2,069,405

	LODGING - 0.8%
2,394,000	Chester Downs & Marina LLC / Chester Downs Finance Corp. (b)	9.2500	2/1/2020	1,867,320

	MISCELLANEOUS MANUFACTURING - 0.6%
1,500,000	Techniplas LLC (b)	10.0000	5/1/2020	1,511,250

	OIL & GAS - 1.4%
1,244,000	Concho Resources, Inc.	5.5000	10/1/2022	1,237,780
250,000	Concho Resources, Inc. (a)	5.5000	4/1/2023	250,000
2,400,000	Pacific Drilling V Ltd. (b)	7.2500	12/1/2017	2,064,000
				3,551,780
	REAL ESTATE - 0.8%
2,000,000	Hunt Co., Inc. (a,b)	9.6250	3/1/2021	2,060,000

	SOFTWARE - 2.0%
1,000,000	First Data Corp. (a,b)	8.2500	1/15/2021	1,055,000
1,500,000	First Data Corp. (a,b)	8.7500	1/15/2022	1,594,688
2,250,000	Interface Security Systems Holdings, Inc.	9.2500	1/15/2018	2,261,250
				4,910,938

The accompanying notes are an integral part of these financial statements.

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015

Principal
Amount ($)		Yield (%)	Maturity	Value
	TELECOMMUNICATIONS - 5.8%
4,850,000	Avanti Communications Group PLC (b)	10.0000	10/1/2019	$4,583,250
1,500,000	Avaya, Inc. (b)	9.0000	4/1/2019	1,530,000
2,500,000	H2C Holdings, Inc. (b)	11.0000	12/1/2019	2,550,000
1,650,000	Intelsat Luxembourg SA	6.7500	6/1/2018	1,561,312
500,000	Intelsat Luxembourg SA (a)	7.7500	6/1/2021	417,500
500,000	Intelsat Luxembourg SA (a)	8.1250	6/1/2023	415,000
1,500,000	Nortel Networks Ltd. (a,e)	10.7500	7/15/2016	1,361,250
1,650,000	Trilogy International Partners LLC / Trilogy International Finance, Inc. (b)	10.2500	8/15/2016	1,632,469
				14,050,781
	TRANSPORTATION - 2.5%
1,000,000	CEVA Group PLC (a,b)	7.0000	3/1/2021	965,000
2,250,000	CEVA Group PLC (b)	9.0000	9/1/2021	2,171,250
3,000,000	Overseas Shipholding Group, Inc.	8.1250	3/30/2018	3,097,500
				6,233,750

	TOTAL BONDS & NOTES (Cost - $72,053,520)			70,877,724

	CONVERTIBLE BONDS - 22.3%
	AUTO MANUFACTURERS - 1.2%
22,500	Fiat Chrysler Automobiles NV (a)	7.8750	12/15/2016	2,838,375

	COMMERCIAL SERVICES - 1.8%
2,000,000	Albany Molecular Research, Inc.	2.2500	11/15/2018	2,796,250
1,500,000	Live National Entertainment, Inc	2.5000	5/15/2019	1,615,312
				4,411,562
	ENERGY-ALTERNATE SOURCES - 3.0%
2,250,000	Canadian Solor, Inc.	4.2500	2/15/2019	2,203,594
2,125,000	SunEdison, Inc. (a,b)	0.2500	1/15/2020	2,581,875
1,500,000	SunEdison, Inc. (b)	2.3750	4/15/2022	1,994,062
500,000	SunEdison, Inc. (a,b)	3.3750	6/1/2025	516,563
				7,296,094
	HEALTHCARE - PRODUCTS - 0.8%
2,000,000	Spectranetics Corp.	2.6250	6/1/2034	2,060,000

	HOLDING COMPANIES-DIVERSIFIED - 1.4%
2,500,000	Horizon Pharma Investment Ltd. (b)	2.5000	3/15/2022	3,460,938

	INSURANCE - 1.6%
3,000,000	MGIC Investment Corp (a,b)	9.0000	4/1/2063	3,921,660

	INTERNET - 4.1%
1,000,000	Ctrip.com International Ltd. (b)	1.9900	7/1/2025	970,625
1,500,000	FireEye, Inc. (b)	1.6250	6/1/2035	1,599,375
2,000,000	J2 Global, Inc.	3.2500	6/15/2029	2,318,750
2,000,000	MercadoLibre, Inc.	2.2500	7/1/2019	2,530,000
2,250,000	Priceline Group, Inc.	0.3500	6/15/2020	2,494,687
				9,913,437
	LEISURE TIME - 1.3%
2,750,000	Jarden Corp.	1.1250	3/15/2034	3,202,031

	PHARMACEUTICALS - 1.0%
2,000,000	Jazz Investments Ltd (b)	1.8750	8/15/2021	2,326,250

	REITS - 1.3%
2,750,000	American Realty Capital Properties, Inc. (a)	3.0000	8/1/2018	2,569,531
750,000	American Realty Capital Properties, Inc. (a)	3.7500	12/15/2020	704,063
				3,273,594
	SEMICONDUCTORS - 1.5%
1,525,000	InvesSense, Inc.	1.7500	11/1/2018	1,548,653
2,000,000	ON Semiconductor Corp. (b)	1.0000	12/1/2020	1,978,750
				3,527,403
	SOFTWARE - 2.0%
2,500,000	inContact, Inc. (b)	2.5000	4/1/2022	2,467,188
750,000	Proofpoint, Inc. (b)	0.7500	6/15/2020	805,781
500,000	Workday, Inc. - Class A (a)	0.7500	7/15/2018	563,438
1,000,000	Workday, Inc. - Class A (a)	1.5000	7/15/2020	1,168,310
				5,004,717

The accompanying notes are an integral part of these financial statements.

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015

Principal
Amount ($)		Yield (%)	Maturity	Value
	TELECOMMUNICATIONS - 1.3%
1,000,000	Gogo, Inc. (b)	3.7500	3/1/2020	$1,058,750
750,000	Infinera Corp	1.7500	6/1/2018	1,297,031
500,000	Palo Alto Networks, Inc. ^	—	7/1/2019	814,062
				3,169,843

	TOTAL CONVERTIBLE BONDS (Cost - $50,830,494)			54,405,904

	MORTGAGE BACKED SECURITIES - 33.3%
	U.S. GOVERNMENT AGENCY - 30.2%
8,514,791	Fannie Mae 2012-33 XS (c,f)	6.2595	4/25/2042	1,653,624
8,519,131	Fannie Mae 2012-103 TS (c,f)	6.3595	9/25/2042	2,345,054
4,131,299	Fannie Mae 2012-118 IN (f)	3.5000	11/25/2042	978,111
15,557,519	Fannie Mae 2012-147 WI (f)	4.0000	1/25/2033	3,062,572
8,723,291	Fannie Mae 2013-70 EI (f)	3.0000	7/25/2028	1,165,999
1,739,642	Fannie Mae 2014-81 JS (c,f)	5.9095	12/25/2044	286,937
40,000,000	Fannie Mae TBA Pool	3.0000	7/1/2042	39,850,780
6,643,541	Freddie Mac 3122 DS (c,f)	6.5127	3/15/2036	1,051,621
11,266,093	Freddie Mac 3747 CS (c,f)	6.3127	10/15/2040	2,615,974
15,059,443	Freddie Mac 3904 HS (c,f)	6.2627	8/15/2041	2,877,808
28,985,530	Freddie Mac 3960 SL (c,f)	6.3127	11/15/2041	5,598,697
12,304,411	Freddie Mac 4096 SM (c,f)	5.8627	8/15/2042	2,853,475
29,527,579	Freddie Mac 4108 SC (c,f)	5.9127	9/15/2042	6,365,228
14,305,555	Freddie Mac 4136 NI (f)	2.5000	11/15/2027	1,483,402
92,932,670	Government National Mortgage Association (a,f	2.2755	11/16/2043	1,533,389
				73,722,671
	WHOLE LOAN COLLATERAL - 3.1%
5,253,028	American Home Mortgage Assets Trust 2006-6 A1A (c)	0.3770	12/25/2046	3,629,648
5,460,467	Luminent Mortgage Trust 2006-5 A A1A (c)	0.3770	7/25/2036	3,851,377
				7,481,025

	TOTAL MORTGAGE BACKED SECURITIES (Cost- $79,241,330)			81,203,696

	ASSET BACKED SECURITIES - 15.0%
9,489,740	ACE Securities Corp Home Equity Loan Trust Series 2006-FM2 A2C (c)	0.3505	8/25/2036	3,888,408
4,762,585	Asset Backed Securities Corp Home Equity Loan Trust Series NC 2006-HE4 M1 (c)	0.4970	5/25/2036	2,766,444
1,000,000	Countrywide Asset-Backed Certificates 2006-24 2A4 (c)	0.4105	6/25/2047	558,158
2,274,826	Countrywide Asset-Backed Certificates 2007-3 2A4 (c)	0.5105	5/25/2047	1,019,266
4,000,000	HSI Asset Securitization Corp Trust 2006-OPT4 M1 (c)	0.5005	3/25/2036	2,118,828
7,261,446	MASTR Asset Backed Securities Trust 2006-HE5 A2 (c)	0.2905	11/25/2036	4,941,298
5,958,648	MASTR Asset Backed Securities Trust 2006-NC2 A1 (c)	0.3205	8/25/2036	3,584,377
4,655,078	Morgan Stanley ABS Capital I Inc Trust 2006-HE4 A4 (c)	0.4305	6/25/2036	3,475,974
276,046	Morgan Stanley ABS Capital I Inc Trust 2006-HE6 A2B (c)	0.2905	9/25/2036	143,544
958,640	Morgan Stanley ABS Capital I Inc Trust 2006-NC5 A2D (c)	0.4205	10/25/2036	665,298
2,932,672	Morgan Stanley ABS Capital I Inc Trust 2007-HE2 A2C (c)	0.3205	1/25/2037	1,717,698
4,624,464	Morgan Stanley ABS Capital I Inc Trust 2007-HE5 A2A (c)	0.3005	3/25/2037	2,558,591
3,448,007	Morgan Stanley ABS Capital I Inc Trust 2007-HE5 A2C (c)	0.4405	3/25/2037	1,945,890
6,266,153	Morgan Stanley ABS Capital I Inc Trust 2007-NC2 A2D (c)	0.5205	2/25/2037	3,883,680
2,592,269	Morgan Stanley ABS Capital I Inc Trust 2007-NC3 A2B (c)	0.3305	5/25/2037	1,863,471
2,138,425	Saxon Asset Securities Trust 2007-2 A2B (c)	0.5505	5/25/2047	1,472,230
	TOTAL ASSET BACKED SECURITIES (Cost- $37,207,072)			36,603,155

	BANK LOANS - 4.1%
	AGRICULTURE - 0.8%
1,975,735	North Atlantic Trading Co., Inc. (c)	7.7500	1/13/2020	1,962,152

	INTERNET - 3.3%
1,650,000	Active Network, Inc. (c)	9.5000	11/15/2021	1,584,000
2,000,000	iParadigms Holdings LLC (c)	8.2500	7/23/2022	1,990,000
2,732,797	Manwin Licensing Intl SARL (c)	13.5000	10/18/2018	2,978,748
1,650,000	SESAC Holdings, Inc. (c)	9.0000	4/23/2021	1,641,750
				8,194,498

	TOTAL BANK LOANS (Cost - $9,906,653)			10,156,650
Shares
	COMMON STOCK - 0.0%
	OIL & GAS - 0.0%
9,430	Halcon Resources Corp. *			10,939
	TOTAL COMMON STOCK (Cost - $35,574)

The accompanying notes are an integral part of these financial statements.

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015

Shares		Dividend (%)	Maturity	Value
	PREFERRED STOCKS - 6.6%
	AGRICULTURE - 1.1%
24,225	Bunge Limited	4.8750	Perpetual	$2,640,210

	DIVERSIFIED FINANCIAL SERVICES - 1.8%
4,250	Ally Financial, Inc. (b)	7.0000	Perpetual	4,315,743

	OIL & GAS - 0.0%
491	Halcon Resources Corp.	5.7500	Perpetual	106,487

	PHARMACEUTICALS - 1.6%
3,750	Allergan PLC (a)	5.5000	3/1/2018	3,909,675

	REITS - 1.4%
40,000	American Realty Capital Properties, Inc. (a)	6.7000	Perpetual	960,400
25,000	American Tower Corp. (a)	5.5000	2/15/2018	2,500,000
				3,460,400
	TELECOMMUNICATIONS - 0.7%
17,500	Frontier Communications Corp. (a)	11.1250	6/29/2018	1,748,250

	TOTAL PREFERRED STOCK (Cost - $16,448,642)			16,180,765

Number of
Contracts **			Expiration	Value
	OPTIONS PURCHASED - 0.3% *
	PUT OPTIONS PURCHASED - 0.3%
200	iShares Russell 2000 ETF @ $123.00		Jul-15	31,400
1,000	PowerShares QQQ @ $102.00		Sep-15	192,000
500	PowerShares QQQ @ $103.00		Aug-15	72,500
1,500	PowerShares QQQ @ $104.00		Sep-15	363,000
	TOTAL OPTIONS PURCHASED (Cost - $469,510)			658,900

	TOTAL INVESTMENTS - 110.6% (Cost - $266,192,795) (g)			$270,097,733
	LIABILITIES LESS OTHER ASSETS - (10.6)%			(25,971,486)
	NET ASSETS - 100.0%			$244,126,247

Shares
	SECURITIES SOLD SHORT - (5.0)%
	COMMON STOCKS - (5.0)%
	AGRICULTURE - (0.0)%
(600)	Bunge Limited			$(52,680)

	AUTO MANUFACTURERS - (0.5)%
(90,000)	Fiat Chrysler Automobiles NV			(1,307,700)

	COMMERCIAL SERVICES - (0.6)%
(46,600)	Albany Molecular Research, Inc.			(942,252)
(16,200)	Live Nation Entertainment, Inc.			(445,338)
				(1,387,590)
	ENERGY - ALTERNATE SOURCES - (0.8)%
(16,100)	Canadian Solor, Inc.			(460,460)
(53,000)	SunEdison, Inc.			(1,585,230)
				(2,045,690)
	HEALTHCARE - PRODUCTS - (0.2)%
(17,300)	Spectranetics Corp.			(398,073)

	INTERNET - (0.8)%
(6,300)	FireEye, Inc.			(308,133)
(7,200)	J2 Global, Inc.			(489,168)
(4,800)	MercadoLibre, Inc.			(680,160)
(300)	Priceline Group, Inc.			(345,411)
				(1,822,872)
	LEISURE TIME - (0.2)%
(10,000)	Jarden Corp.			(517,500)

	OIL & GAS - (0.0)%
(9,431)	Halcon Resources Corp.			(10,940)

The accompanying notes are an integral part of these financial statements.

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015

Shares			Value
	PHARMACEUTICALS - (1.1)%
(3,800)	Allergan PLC		$(1,153,148)
(27,900)	Horizon Pharma PLC		(969,246)
(3,300)	Jazz Pharmaceuticals PLC		(581,031)
			(2,703,425)
	REITS - (0.2)%
(4,600)	American Tower Corp.		(429,134)

	SEMICONDUCTORS - (0.3)%
(24,000)	InvenSense, Inc.		(362,400)
(21,100)	ON Semiconductor Corp.		(246,659)
			(609,059)
	SOFTWARE - (0.3)%
(33,000)	inContact, Inc.		(325,710)
(1,200)	Proofpoint, Inc.		(76,404)
(5,600)	Workday, Inc. - Class A		(427,784)
			(829,898)
	TELECOMMUNICATIONS - (0.0)%
(4,600)	Infinera Corp.		(96,508)

	TOTAL COMMON STOCK SOLD SHORT (Proceeds - $11,543,786)		$(12,211,069)

Number of
Contracts **		Expiration
	OPTION WRITTEN - (0.0)%
	PUT OPTION WRITTEN - (0.0)%
(200)	iShares Russell 2000 ETF @ $113.00 (Proceeds - $7,962)	Jul-15	$(3,800)

EUR - Euro

REIT - Real Estate Investment Trust

Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.

^	Zero coupon security. The rate shown ins the effective rate at purchase.

*	Non income producing.

**	Each option contract allows the holder of the option to sell 100 shares of the underlying security.

(a)	All or part of the security was held as collateral for securities sold short as of June 30, 2015. These securities amounted to $41,124,251.

(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions. exempt from qualified institutional buyers. At June 30, 2015, these securities amounted to $78,265,862 or 32.1% of net assets.

(c)	Variable rate security - interest rate subject to period change. The rate shown is the effective rate as of June 30, 2015.

(d)	Paid in kind.

(e)	Security in default.

(f)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home Loan Mortgage Corp.(“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”) currently operate under a federal conservatorship.

(g)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding securities sold short) is $266,192,795 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$8,783,112
Unrealized Depreciation:	(5,116,073)
Net Unrealized Appreciation:	$3,667,039

The accompanying notes are an integral part of these financial statements.

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015

OPEN OTC CREDIT DEFAULT SWAP AGREEMENTS - PROTECTION PURCHASED
						Upfront
						Payments	Unrealized
		Protection	Termination	Notional	Notional	Paid	Appreciation
Reference Entity	Counterparty	Premium Rate	Date	Principal	Value	(Received)	(Depreciation)
Arrow Electronics, Inc.	JP Morgan	(1.00)%	6/20/2018	$1,000,000	$1,018,410	$(22,715)	$(41,128)
Campbell Soup Company	JP Morgan	(1.00)%	6/20/2018	1,000,000	1,021,300	18,020	(3,278)
Campbell Soup Company	JP Morgan	(1.00)%	6/20/2019	1,000,000	1,023,620	14,586	(9,035)
Cardinal Health, Inc.	JP Morgan	(1.00)%	6/20/2018	1,000,000	1,025,870	21,063	(4,809)
Cardinal Health, Inc.	JP Morgan	(1.00)%	12/20/2019	1,000,000	1,034,180	30,003	(4,172)
Computer Associates Corp.	JP Morgan	(1.00)%	6/20/2018	1,000,000	1,016,290	(7,828)	(24,118)
Computer Associates Corp.	JP Morgan	(1.00)%	12/20/2019	1,000,000	1,009,040	—	(9,040)
Computer Sciences Corporation	JP Morgan	(1.00)%	6/20/2018	1,000,000	1,017,610	(26,491)	(44,104)
Computer Sciences Corporation	JP Morgan	(1.00)%	6/20/2019	1,000,000	1,170,900	205,909	35,013
Eastman Chemical Co.	JP Morgan	(1.00)%	6/20/2018	1,000,000	1,019,970	3,958	(16,013)
Eastman Chemical Co.	JP Morgan	(1.00)%	3/20/2020	1,000,000	1,016,680	6,803	(9,881)
Federated Department Stores, Inc.	JP Morgan	(1.00)%	6/20/2018	1,000,000	1,020,970	1,480	(19,494)
Federated Department Stores, Inc.	JP Morgan	(1.00)%	12/20/2019	1,000,000	1,018,780	10,824	(7,953)
Hasbro, Inc.	JP Morgan	(1.00)%	6/20/2019	1,000,000	1,020,260	3,894	(16,367)
Hasbro, Inc.	JP Morgan	(1.00)%	6/20/2019	1,000,000	1,020,260	4,867	(15,393)
Kohl’s Corp.	JP Morgan	(1.00)%	9/20/2019	1,500,000	1,519,155	(22,236)	(41,396)
New York Times Co.	JP Morgan	(1.00)%	12/20/2019	1,000,000	996,380	(33,025)	(29,403)
New York Times Co.	JP Morgan	(1.00)%	3/20/2020	1,000,000	991,100	(25,966)	(17,070)
Packaging Corporation of America	JP Morgan	(1.00)%	6/20/2018	1,000,000	1,016,400	(12,193)	(28,597)
Pitney Bowes, Inc.	JP Morgan	(1.00)%	9/20/2019	1,500,000	1,511,280	3,654	(7,619)
Quest Diagnostics Inc.	JP Morgan	(1.00)%	6/20/2018	1,000,000	1,016,010	(10,746)	(26,759)
Quest Diagnostics Inc.	JP Morgan	(1.00)%	6/20/2019	1,000,000	1,012,070	(12,836)	(24,907)
The Western Union Company	JP Morgan	(1.00)%	3/20/2019	500,000	503,300	(19,604)	(22,905)
The Western Union Company	JP Morgan	(1.00)%	6/20/2018	500,000	506,055	(14,762)	(20,818)
Tyson Foods, Inc.	JP Morgan	(1.00)%	6/20/2019	500,000	510,470		(10,468)
Xerox Corporation	JP Morgan	(1.00)%	9/20/2018	500,000	507,390	(16,945)	(24,337)
Xerox Corporation	JP Morgan	(1.00)%	3/20/2019	1,000,000	1,011,530	950	(10,585)
Xerox Corporation	JP Morgan	(1.00)%	12/20/2019	1,000,000	1,004,560	13,436	8,878
NET UNREALIZED DEPRECIATION FROM CREDIT DEFAULT SWAPS							$(445,759)

OPEN CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS ON CREDIT INDICES
						Upfront
						Payments
		Protection	Termination	Notional	Notional	Paid	Unrealized
	Counterparty	Premium Rate	Date	Principal	Value	(Received)	Appreciation
Protection Purchased:
CDX.NA.IG.21 5-Year Index	JP Morgan	(1.00)%	12/20/2018	$1,000,000	$1,015,920	$17,405	$1,490
CDX.NA.IG.21 5-Year Index	JP Morgan	(1.00)%	12/20/2018	1,000,000	1,015,920	17,529	1,613
NET UNREALIZED APPRECIATION FROM CREDIT DEFAULT SWAPS ON CREDIT INDICES							$3,103

CENTRALLY CLEARED INTEREST RATE SWAPS
							Unrealized
	Pay/Receive	Fixed		Termination	Notional	Market	Appreciation
Floating Rate Index	Floating Rate	Rate	Counterparty	Date	Principal	Value	(Depreciation)
3-Month USD- LIBOR	Pay	1.00%	JP Morgan	4/3/2017	$5,430,000	$(19,900)	$(19,900)
3-Month USD- LIBOR	Pay	1.03%	JP Morgan	4/1/2017	19,500,000	(79,069)	(79,069)
3-Month USD- LIBOR	Pay	1.17%	JP Morgan	7/31/2017	17,000,000	(86,911)	(86,911)
3-Month USD- LIBOR	Pay	1.83%	JP Morgan	4/1/2019	15,000,000	(187,265)	(187,265)
3-Month USD- LIBOR	Pay	1.82%	JP Morgan	4/3/2019	4,180,000	(55,318)	(55,318)
3-Month USD- LIBOR	Pay	1.82%	JP Morgan	7/31/2019	8,000,000	(45,150)	(87,033)
3-Month USD- LIBOR	Pay	1.88%	JP Morgan	10/8/2019	10,000,000	(112,804)	(117,818)
3-Month USD- LIBOR	Receive	2.36%	JP Morgan	5/13/2025	27,000,000	(196,299)	(196,299)
3-Month USD- LIBOR	Receive	2.85%	JP Morgan	4/1/2024	11,700,000	(160,541)	468,542
3-Month USD- LIBOR	Receive	2.88%	JP Morgan	4/3/2024	2,920,000	(128,382)	127,865
3-Month USD- LIBOR	Receive	2.59%	JP Morgan	7/31/2024	6,000,000	336,348	107,040
NET UNREALIZED DEPRECIATION FROM INTEREST RATE SWAPS							$(126,165)

The accompanying notes are an integral part of these financial statements.

Altegris Fixed Income Long Short Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

ASSETS
Investment securities:
At cost	$266,192,795
At value	$270,097,733
Segregated cash at broker	17,370,014
Cash	5,521,620
Cash denominated in foreign currency (cost $77,814)	88,764
Dividends and interest receivable	2,281,950
Receivable for Fund shares sold	1,895,559
Receivable for securities sold	1,842,060
Unrealized appreciation on swap contracts	750,441
Net amortized upfront payments paid on credit default swaps	225,347
Prepaid expenses and other assets	73,198
TOTAL ASSETS	300,146,686

LIABILITIES
Payable for investments purchased	41,295,951
Securities sold short, at value (proceeds $11,543,786)	12,211,069
Unrealized depreciation on swap contracts	1,319,261
Payable to broker for swaps	374,386
Investment advisory fees payable	369,257
Payable for Fund shares repurchased	221,856
Payable for fund shares redeemed	105,173
Payable for credit default swap periodic payments settlement	69,208
Distribution (12b-1) fees payable	21,921
Options written at value (proceeds - $7,962)	3,800
Accrued expenses and other liabilities	28,557
TOTAL LIABILITIES	56,020,439
NET ASSETS	$244,126,247

Composition of Net Assets:
Paid in capital	$244,981,480
Undistributed net investment income	1,548,701
Accumulated net realized loss from investments	(5,087,881)
Net unrealized appreciation of investments	2,683,947
NET ASSETS	$244,126,247

Net Asset Value Per Share:
Class A Shares:
Net Assets	$20,723,212
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,980,408
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a,b)	$10.46
Maximum offering price per share (net asset value plus maximum sales charge of 4.75%) (c)	$10.98

Class C Shares:
Net Assets	$14,106,355
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,351,920
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b,d)	$10.43

Class I Shares:
Net Assets	$184,766,248
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	17,628,895
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.48

Class N Shares:
Net Assets	$24,530,432
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,344,998
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.46

(a)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(c)	On investments of $25,000 or more, the sales load is reduced.

(d)	Investments in Class C shares redeemed within 12 months after purchase will be charged a CDSC of up to 1.00%.

The accompanying notes are an integral part of these financial statements.

Altegris Fixed Income Long Short Fund
STATEMENT OF OPERATIONS (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME
Interest	$6,479,601
Dividends	220,872
TOTAL INVESTMENT INCOME	6,700,473

EXPENSES
Advisor fees	1,885,327
Short sale interest expense	630,744
Short sale dividend expense	201,358
Distribution (12b-1) fees:
Class A	22,607
Class C	58,521
Class N	27,699
Administrative services fees	60,333
Registration fees	34,877
Professional fees	32,770
Transfer agent fees	30,770
Custodian fees	29,413
Printing and postage expenses	21,572
Non 12b-1 shareholder servicing fees	15,083
Accounting services fees	15,083
Compliance officer fees	15,792
Trustees fees and expenses	6,885
Insurance expense	3,830
Other expenses	7,439
TOTAL EXPENSES	3,100,103
Less: Fees waived by the Advisor	(13,722)
NET EXPENSES	3,086,381

NET INVESTMENT INCOME	3,614,092

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	2,167,593
Foreign currency transactions	5,681
Options contracts purchased	(485,685)
Options contracts written	22,869
Securities sold short	(2,109,017)
Swaps	(264,597)
Net Realized Loss on Investments	(663,156)

Net change in unrealized appreciation (depreciation) on:
Investments	1,952,568
Foreign currency translations	(173,108)
Options contracts purchased	224,582
Options contracts written	4,162
Securities sold short	(122,960)
Swaps	(780,969)
Net Change in Unrealized Appreciation on Investments	1,104,275

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	441,119

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,055,211

The accompanying notes are an integral part of these financial statements.

Altegris Fixed Income Long Short Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2015	December 31, 2014
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,614,092	$3,368,086
Net realized loss on investments	(663,156)	(253,136)
Net change in unrealized appreciation on investments	1,104,275	697,075
Net increase in net assets resulting from operations	4,055,211	3,812,025

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(245,160)	(591,703)
Class C (a)	(123,788)	(238,066)
Class I	(2,488,107)	(4,779,603)
Class N	(298,508)	(715,186)
Total distributions to shareholders	(3,155,563)	(6,324,558)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	6,660,124	20,898,011
Class C (a)	3,878,586	10,707,710
Class I	66,660,314	136,254,100
Class N	7,002,560	25,129,204
Net asset value of shares issued in reinvestment of distributions:
Class A	188,956	498,076
Class C (a)	118,559	228,764
Class I	2,195,989	4,431,619
Class N	239,534	533,343
Redemption fee proceeds:
Class A	108	122
Class C	72	22
Class I	1,023	839
Class N	138	69
Payments for shares redeemed:
Class A	(3,740,865)	(5,809,245)
Class C (a)	(401,903)	(180,067)
Class I	(31,134,287)	(39,261,271)
Class N	(4,766,987)	(11,146,286)
Net increase from shares of beneficial interest transactions	46,901,921	142,285,010

NET INCREASE IN NET ASSETS	47,801,569	139,772,477

NET ASSETS
Beginning of period	196,324,678	56,552,201
End of Period *	$244,126,247	$196,324,678
* Includes undistributed net investment income (loss) of:	$1,548,701	$1,090,172

(a)	Class C commenced operations on February 26, 2014.

The accompanying notes are an integral part of these financial statements.

Altegris Fixed Income Long Short Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2015	December 31, 2014
	(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	632,156	1,956,023
Shares Reinvested	18,031	47,886
Shares Redeemed	(358,902)	(554,058)
Net increase in shares of beneficial interest outstanding	291,285	1,449,851

Class C: (a)
Shares Sold	369,525	1,004,584
Shares Reinvested	11,347	22,115
Shares Redeemed	(38,347)	(17,304)
Net increase in shares of beneficial interest outstanding	342,525	1,009,395

Class I:
Shares Sold	6,356,381	12,800,323
Shares Reinvested	209,248	424,899
Shares Redeemed	(2,976,133)	(3,719,825)
Net increase in shares of beneficial interest outstanding	3,589,496	9,505,397

Class N:
Shares Sold	667,001	2,365,618
Shares Reinvested	22,868	51,304
Shares Redeemed	(457,076)	(1,054,320)
Net increase in shares of beneficial interest outstanding	232,793	1,362,602

(a)	Class C commenced operations on February 26, 2014.

The accompanying notes are an integral part of these financial statements.

Altegris Fixed Income Long Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class A					Class C
	Six Months Ended		Year Ended	Period Ended		Six Months Ended		Period Ended
	June 30, 2015		December 31, 2014	December, 31 2013	(1)	June 30, 2015		December 31, 2014	(2)
	(Unaudited)					(Unaudited)
Net asset value, beginning of year/period	$10.40		$10.23	$10.00		$10.38		$10.51

Income from investment operations:
Net investment income (loss) (3)	0.16		0.25	0.23		0.12		0.14
Net realized and unrealized gain on investments	0.04		0.28	0.15		0.03		0.06
Total from investment operations	0.20		0.53	0.38		0.15		0.20

Less distributions from:
Net investment income	(0.14)		(0.36)	(0.12)		(0.10)		(0.33)
Net realized gains	—		—	(0.03)		—		—
Total distributions	(0.14)		(0.36)	(0.15)		(0.10)		(0.33)

Redemption fees collected	0.00	(4)	0.00 (4)	0.00	(4)	—		—

Net asset value, end of year/period	$10.46		$10.40	$10.23		$10.43		$10.38

Total return (5)	1.89	% (6)	5.14%	3.75	% (6)	1.56	% (6)	1.95	% (6)

Net assets, at end of year/period (000s)	$20,723		$17,575	$2,448		$14,106		$10,477

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (7)	3.02	% (8)	2.61%	3.05	% (8)	3.77	% (8)	3.45	% (8)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (7)	2.25	% (8)	2.31%	2.97	% (8)	3.00	% (8)	3.06	% (8)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense	3.01	% (8)	2.54%	2.31	% (8)	3.76	% (8)	3.40	% (8)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense	2.24	% (8)	2.24%	2.24	% (8)	2.99	% (8)	2.99	% (8)

Ratio of net investment income (loss) to average net assets	3.21	% (8)	2.33%	2.30	% (8)	2.45	% (8)	1.53	% (8)

Portfolio Turnover Rate	94	% (6)	74%	71	% (6)	94	% (6)	74	% (6)

(1)	Class A commenced operations on February 28, 2013.

(2)	Class C commenced operations on February 26, 2014.

(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year or period.

(4)	Represents less than $0.01 per share.

(5)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

Altegris Fixed Income Long Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class I					Class N
	Six Months Ended		Year Ended	Period Ended		Six Months Ended		Year Ended	Period Ended
	June 30, 2015		December 31, 2014	December, 31 2013	(1)	June 30, 2015		December 31, 2014	December, 31 2013	(1)
	(Unaudited)							(Unaudited)
Net asset value, beginning of year/period	$10.42		$10.24	$10.00		$10.40		$10.23	$10.00

Income from investment operations:
Net investment income(2)	0.17		0.28	0.20		0.16		0.26	0.19
Net realized and unrealized gain on investments	0.04		0.28	0.19		0.04		0.26	0.18
Total from investment operations	0.21		0.56	0.39		0.20		0.52	0.37

Less distributions from:
Net investment income	(0.15)		(0.38)	(0.12)		(0.14)		(0.35)	(0.11)
Net realized gains	—		—	(0.03)		—		—	(0.03)
Total distributions	(0.15)		(0.38)	(0.15)		(0.14)		(0.35)	(0.14)

Redemption fees collected(3)	0.00		0.00	0.00		0.00		0.00	0.00

Net asset value, end of year/period	$10.48		$10.42	$10.24		$10.46		$10.40	$10.23

Total return (4)	2.01	% (5)	5.44%	3.90	% (5)	1.89	% (5)	5.13%	3.69	% (5)

Net assets, at end of year/period (000s)	$184,766		$146,303	$46,437		$24,530		$21,970	$7,667

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (6)	2.77	% (7)	2.39%	2.80	% (7)	3.02	% (7)	2.64%	3.05	% (7)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (6)	2.00	% (7)	2.09%	2.72	% (7)	2.25	% (7)	2.34%	2.97	% (7)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense	2.76	% (7)	2.29%	2.06	% (7)	3.01	% (7)	2.54%	2.31	% (7)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense	1.99	% (7)	1.99%	1.99	% (7)	2.24	% (7)	2.24%	2.24	% (7)

Ratio of net investment income (loss) to average net assets (6)	3.45	% (7)	2.66%	2.05	% (7)	3.21	% (7)	2.39%	2.30	% (7)

Portfolio Turnover Rate	94	% (5)	74%	71	% (5)	94	% (5)	74%	71	% (5)

(1)	Class I and Class N commenced operations on February 28, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

Altegris Fixed Income Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2015

1.	ORGANIZATION

The Altegris Fixed Income Long Short Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on February 28, 2013. The Fund seeks to achieve total return and to achieve this objective through a combination of current income and capital appreciation.

The Fund offers Class A, Class C, Class I and Class N shares. Class A, Class I and Class N commenced operations on February 28, 2013 and Class C commenced operations on February 26, 2014. Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. If Class C shares are redeemed within 12 months after purchase, a CDSC of up to 1.00% will be charged. Class N and C shares of the Fund are offered at their NAV without an initial sales charge. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A, Class C and Class N shares. All classes are subject to a 1% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Option contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The value of the credit default swap agreements entered by the Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the last quoted value of the index that the swap pertains to at the close of the market, adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements. The value of interest rate swap agreements entered into by the Fund are accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s CME price.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the

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June 30, 2015

Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engages a third party valuation firm to attend valuation meetings held by the Trust, reviews minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities which are not traded on an exchange or for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available, the spread between bid and asked prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Bond & Notes	$—	$70,877,724	$—	$70,877,724
Convertible Bonds	—	54,405,904	—	54,405,904
Mortgage Backed Securities	—	81,203,696	—	81,203,696
Asset Backed Securities	—	36,603,155	—	36,603,155
Bank Loans	—	10,156,650	—	10,156,650
Common Stock	10,939	—	—	10,939
Preferred Stock	16,180,765	—	—	16,180,765
Purchased Options	658,900	—	—	658,900
Total Investments	$16,850,604	$253,247,129	$—	$270,097,733

Derivatives
Credit Default Swaps	$—	$43,891	$—	$43,891
Credit Default Swaps on Credit Indices	—	3,103	—	3,103
Interest Rate Swaps	—	703,447	—	703,447
Total Assets	$16,850,604	$253,997,570	$—	$270,848,174

Liabilities
Securities Sold Short *
Common Stock	$(12,211,069)	$—	$—	$(12,211,069)
Written Options	(3,800)	—	—	(3,800)
Derivatives
Credit Default Swaps	—	(489,650)	—	(489,650)
Interest Rate Swaps	—	(829,612)	—	(829,612)
Total Liabilities	$(12,214,869)	$(1,319,262)	$—	$(13,534,131)

*	Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 3 securities during the period.

There were no transfers between levels during the current period presented. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Security in Default – During the period ended June 30, 2015, the Fund recognized no interest income related to its investment in Nortel & Lehman. During this period, the Fund discontinued the non-cash accretion of the discount to par value of Lehman based on its expectation that it will not realize par value on Nortel & Lehman.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2013 and 2014 or expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, and any foreign jurisdiction where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended June 30, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments, written options and U.S. government securities, amounted to $307,857,153 and $228,922,365, respectively. Short sales and closing purchases from securities sold short and reverse repurchase agreements amounted $16,477,054 and $19,307,960, respectively.

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in market, liquidity and currency risks, the amount of which is not apparent from the financial statements.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the portfolio of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the portfolio of investments.

Liquidity Risk: Liquidity risk is the risk that the Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result the Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Fund does not anticipate any material losses as a result of liquidity risk.

Currency Risk: The Fund invests in financial instruments and enters into transactions that are denominated in currencies other than its functional currency. Consequently, the Fund is exposed to risks that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of the Fund’s assets or liabilities denominated in currencies other than the USD.

Counterparty risk: Counterparty risk is the risk that the Fund’s counterparties might default on their obligation to pay or perform generally on their obligations.

Interest Rate Swaps – The Fund may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. Premium Point Investments LP’s Fundamental mortgage-backed securities sub-strategy will seek to hedge risk and generate alpha utilizing various interest rate hedges and credit derivatives, including interest rate swaps.

Credit Default Swaps – Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as unamortized upfront payments on credit default swaps. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on swaps in the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. For the six months ended June 30, 2015, the Fund’s trades of swap contracts resulted in a net loss of $264,597 which is included in the net realized gain from swaps in the Statement of Operations.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Reverse Repurchase Agreements – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. The Fund’s entry into reverse repurchase agreements involves the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

tax consequences to the Fund. Reverse repurchase agreements involve the risks that (i) the interest income earned in the investment of the proceeds will be less than the interest expense, (ii) the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase, and (iii) the market value of the securities sold will decline below the price at which the Fund is required to repurchase them. Reverse repurchase agreements can be viewed as constituting a form of borrowing or of a financing transaction by the Fund (i.e., a “senior security”), but to the extent the Fund covers its commitment under such transactions by the segregation or “earmarking” of assets (determined in accordance with procedures adopted by the Trustees), equal in value to the amount of the Fund’s commitment, such a transaction will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund.

The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended June 30, 2015 was approximately $259,061 at a weighted average interest rate of 0.82%. The repo was outstanding for 30 days. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $1,563,000 on February 27, 2015 which was 0.66% of total assets.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The number of option contracts written and the premiums received by the Fund for the six months ended June 30, 2015 were as follows:

	Written Call Options		Written Put Options
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Options outstanding, beginning of period	—	$—	—	$—
Options written	400	41,315	333	14,647
Options closed	(400)	(41,315)	(133)	(6,685)
Options exercised	—	—	—	—
Options expired	—	—	—	—
Options outstanding, end of period	—	—	200	$7,962

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of June 30, 2015:

Location on the Statement of Assets and Liabilities

Derivatives Investment Type	Asset Derivatives
Credit Default/Interest Rate swaps	Unrealized appreciation on swap contracts
Purchased Options	Unrealized appreciation on option contracts purchased
Written Options	Unrealized depreciation on option contracts written

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of June 30, 2015:

Assets Derivative Investment Value
		Credit Default		Total Value at
	Interest Rate Risk	Risk	Equity Risk	June 30, 2015
Swaps	$703,447	$46,994	$—	$750,441
Purchased Options	—	—	658,900	658,900
	$703,447	$46,994	$658,900	$1,409,341

Liabilities Derivative Investment Value
		Credit Default		Total Value at
	Interest Rate Risk	Risk	Equity Risk	June 30, 2015
Swaps	$(829,612)	$(489,649)	$—	$(1,319,261)
Written Options	—	—	(3,800)	(3,800)
	$(829,612)	$(489,649)	$(3,800)	$(1,323,061)

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended June 30, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Options/ Swaps	Net realized gain (loss) from option contracts purchased
Net realized gain (loss) from option contracts written
Net realized gain (loss) from swaps
Net change in unrealized appreciation (depreciation) on option contracts purchased
Net change in unrealized appreciation (depreciation) on swaps

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended June 30, 2015:

Realized gain/(loss) on derivatives recognized in the Statement of operations

	Equity	Interest	Credit Default	Total Value at
Derivative Investment type	Contracts	Contracts	Contracts	June 30, 2015
Purchased Options	$(485,685)	$—	$—	$(485,685)
Written options	22,869	—	—	22,869
Swaps	—	(200,515)	(64,082)	(264,597)
Total	$(462,816)	$(200,515)	$(64,082)	$(727,413)

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations

	Equity	Interest	Credit Default	Total Value at
	Contracts	Contracts	Contracts	June 30, 2015
Purchased Options	$224,582	$—	$—	$224,582
Written options	4,162		—	4,162
Swaps	—	(338,314)	(442,655)	(780,969)
Total	$228,744	$(338,314)	$(442,655)	$(552,225)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

The notional value of the derivative instruments outstanding as of June 30, 2015 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

4.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

The Fund’s policy is to recognize an asset or liability equal to the unrealized on swap contracts. During the six months ended June 30, 2015, the Fund was not subject to any master netting arrangements. Interest rate swaps are centrally cleared. Credit default swaps on indices are centrally cleared and all other credit default swaps are OTC and are not subject to any master netting agreements.

				Gross Amounts Not Offset in the
Assets				Statement of Assets & Liabilities
			Net Amounts of Assets
	Gross Amounts of	Gross Amounts Offset	Presented in the
	Recognized	in the Statement of	Statement of Assets &	Financial	Cash Collateral
	Assets	Assets & Liabilities	Liabilities	Instruments	Received	Net Amount
Options Purchased	$658,900	$—	$658,900	$—	$—	$658,900
Credit Default Swaps	46,994	(46,994)	—	—	—	—
Interest Rate Swaps	703,447	(703,447)	—	—	—	—
Total	$1,409,341	$(750,441)	$658,900	$—	$—	$658,900

				Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
			Net Amounts of
	Gross Amounts of	Gross Amounts Offset	Liabilities Presented in
	Recognized	in the Statement of	the Statement of Assets	Financial	Cash Collateral
	Liabilities	Assets & Liabilities	& Liabilities	Instruments	Pledged	Net Amount
Credit Default Swaps	$(489,649)	$46,994	$(442,655)	$—	$442,655	$—
Interest Rate Swaps	(829,612)	703,447	(126,165)	—	126,165	—
Options Written	(3,800)	—	(3,800)	—	3,800	—
Total	$(1,323,061)	$750,441	$(572,620)	$—	$572,620	$—

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, or cash and/or securities segregated at the custodian bank.

5.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

Altegris Advisors, L.L.C., (the “Advisor”) serves as the Fund’s investment advisor. The Advisor allocates portions of the Fund’s portfolio to be managed by RockView Management, LLC, Premium Point Investments LP and Mast Capital Management, LLC which serve as the Fund’s sub-advisors (the “Sub-Advisors”).

Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 1.75%. Pursuant to each sub-advisory agreement between the Advisor and each Sub-Advisor, each Sub-Advisor is entitled to receive, on a monthly basis, a percentage of the net assets of its managed allocated portion. Each Sub-Advisor is paid by the Advisor not the Fund. For the six months ended June 30, 2015, the Advisor earned $1,885,327 in advisory fees.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund, until at least April 30, 2016, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments with other collective investment vehicles or derivative instruments (including for example options and swap fee and expenses), borrowing costs (such as interest and dividend expenses on securities sold short), taxes, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 2.24%, 2.99%, 1.99% and 2.24% of the daily average net assets attributable to each of the Class A, Class C, Class I and Class N shares, respectively. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended June 30, 2015, expenses of $13,722 were waived by the Advisor. As of June 30, 2015 the following amounts are subject to recapture:

	Subject to Recapture Prior to:
	December 31, 2016	December 31, 2017	December 31, 2018
Expense Amounts Subject to Reimbursement	$200,957	$125,523	$13,722

The Trust has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) for each of Class A, Class C and Class N shares, pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to each of Class A and Class N shares and 1.00% of the average daily net assets attributable to Class C shares. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended June 30, 2015, pursuant to the Plans, Class A, Class C and Class N shares paid $22,607, $58,521 and $27,699, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, Class I and Class N shares. During the six months ended June 30, 2015, the Distributor received $4,715 and $38,547 in underwriting commissions for sales of Class A and Class C shares respectively, of which $395 and $2,340 was retained by the principal underwriter for Class A and Class C, respectively.

The Fund is part of a series of Altegris Funds (“Family”) comprised of: Altegris Managed Futures Strategy Fund, Altegris Macro Strategy Fund, Altegris Futures Evolution Fund, Altegris Equity Long Short Fund, Altegris Multi-Strategy Alternative Fund and Altegris/AACA Real Estate Long Short Fund. The Family shares the minimum annual fees for certain service providers based on a percentage of the average net assets of each fund. Pursuant to a separate servicing agreement with GFS, the funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Family. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Trust.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Altegris Fixed Income Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

6.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the six months ended June 30, 2015, Class A, Class C, Class I and Class N assessed redemption fees in the amounts of $108, $72, $1,023 and $138, respectively.

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended December 31, 2014 and December 31, 2013 was as follows:

	Fiscal Year Ended	Fiscal Period Ended
	December 31, 2014	December 31, 2013
Ordinary Income	$6,234,558	$769,196
Long-Term Capital Gain	—	—
Return of Capital	—	41,724
	$6,234,558	$810,920

As of December 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$1,305,820	$—	$(1,899,356)	$(71,252)	$(2,284,525)	$1,194,432	$(1,754,881)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized losses and unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales, and adjustment related to contingent payment debt instruments, credit default swaps, defaulted bonds and constructive sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $2,284,525.

At December 31, 2014, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$1,899,356	$—	$1,899,356

Altegris Fixed Income Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), and adjustments for contingent payment debt instruments, real estate investment trusts, swaps, paydowns and capitalization in lieu of dividend payments resulted in reclassification for the period ended December 31, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$18,290	$4,108,161	$(4,126,451)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Altegris Fixed Income Long Short Fund

EXPENSE EXAMPLES (Unaudited)

June 30, 2015

As a shareholder of the Altegris Fixed Income Long Short Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, expenses due to securities sold short, deferred sales charges and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Altegris Fixed Income Long Short Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning January 1, 2015 and ended June 30, 2015.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the Altegris Fixed Income Long Short Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1.	Annualized	Beginning	Ending	Expenses Paid
Actual	Expense	Account Value	Account Value	During Period *
Expenses	Ratio	1/1/2015	6/30/2015	1/1/2015 – 6/30/15
Class A	3.01%	$1,000.00	$1,018.90	$15.07
Class C	3.76%	$1,000.00	$1,015.60	$18.79
Class N	3.01%	$1,000.00	$1,018.90	$15.07
Class I	2.76%	$1,000.00	$1,020.10	$13.82

Table 2.

Hypothetical	Annualized	Beginning	Ending	Expenses Paid
(5% return before	Expense	Account Value	Account Value	During Period *
expenses)	Ratio	1/1/2015	6/30/2015	1/1/2015 – 6/30/15
Class A	3.01%	$1,000.00	$1,009.87	$15.00
Class C	3.76%	$1,000.00	$1,006.15	$18.70
Class N	3.01%	$1,000.00	$1,009.87	$15.00
Class I	2.76%	$1,000.00	$1,011.11	$13.76

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-524-9441 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-524-9441.

INVESTMENT ADVISOR
Altegris Advisors, L.L.C
1200 Prospect Street, Suite 400
La Jolla, CA 92037

SUB-ADVISORS
RockView Management, LLC
Metro Center, One Station Place
7th Floor
Stamford, CT 06902

Premium Point Investments LP
712 Fifth Avenue
45th Floor
New York, NY 10019

Mast Capital Management, LLC
4 Stamford Plaza
107 Elm Street, 10th Floor
Stamford, CT 06902

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

TRUSTED ALTERNATIVES.
INTELLIGENT INVESTING.

www.altegris.com/mutualfunds

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 9/9/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 9/9/2015

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer/Principal Financial Officer

Date 9/9/2015